Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Repurchase Activity Under Share Repurchase Program

The following table sets forth repurchase activity under the Share Repurchase Program from inception through December 31, 2025:

	Total number of Class A Ordinary shares purchased	Average price paid per Class A Ordinary share
Periods
February 2025:
Open market purchases	1,644,809	$4.99
March 2025:
Open market purchases	1,160,258	$4.80
April 2025:
Open market purchases	586,036	$3.17
May 2025:
Open market purchases	47,454	$2.74
	3,438,557